SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2024
Office Equipment And Furniture [Member]
Estimated useful lives of the assets	5 years
Transportation Vehicles [Member]
Estimated useful lives of the assets	5 years
Electronic equipment [Member]
Estimated useful lives of the assets	5 years